Taxes (Tables)	6 Months Ended
Sep. 30, 2024
Taxes [Abstract]
Schedule of Income (Loss) Before Tax	The income before tax were as follows:
	For the Six Months Ended September 30,
	2024	2023
Japan	$(709,417)	$(424,749)
Hong Kong	1,005,767	1,968,464
PRC	212,802	59,938
Malaysia	(6,227)	(5,733)
The United States	355,435	-
Canada	(74,701)	-
Income before tax	$783,659	$1,597,920

Schedule of Income Tax Provision (Benefit)	The components of the income tax provision (benefit) were as follows:
	For the Six Months Ended September 30,
	2024	2023
Current tax provision
Japan	$132,134	$1,096,800
Hong Kong	142,348	-
PRC	10,681	7,388
Malaysia	-	-
The United States	40,417	-
Canada	27,420	-
	353,000	1,104,188
Deferred tax benefit
Japan	$(875,542)	$(1,460,667)
Hong Kong	(30,006)	-
PRC	-	-
Malaysia	(22)	44
The United States	-	-
Canada	-	-
	(905,570)	(1,460,623)
Income tax benefit	$(552,570)	$(356,435)

Schedule of Reconciles the Japan Statutory Rate to the Company’s Effective Tax Rates	The following table reconciles the Japan statutory rate to the Company’s effective tax rates for the six months ended September 30, 2024 and 2023:
	For the Six Months Ended September 30,
	2024	2023

Japanese statutory income tax rate	21.1%	30.6%
Non-deductible expenses	10.6%	3.1%
Non-taxable income	-	(10.7)%
Tax rate difference in non-Japan subsidiaries and different prefectures in Japan	0.6%	(19.4)%
Effect of change in Japanese statutory income tax rate	(87.3)%	-
Change in valuation allowance	(4.8)%	(24.5)%
Effects of consumption tax examination (1)	(10.7)%	(2.9)%
Others	-	1.5%
Effective tax rate	(70.5)%	(22.3)%
(1)	This pertains to the tax effect resulted from the additional consumption tax of approximately $0.6 million charged during the six months ended September 30, 2023, as well as inhabitant tax refund of approximately $0.08 million and $0.2 million during the six months ended September 30, 2024 and 2023, respectively, based on final assessment due to the consumption tax examination (See note (c) - tax payable).

Schedule of Deferred Tax Liabilities	The Company’s deferred tax liabilities, net comprised of the following:
	September 30, 2024	March 31, 2024
Deferred tax assets:
Allowance for credit losses	$304,800	$619,675
Accrued member rewards	9,594	15,511
Accrued employee bonus	4,546	18,146
Accrued asset retirement obligation	64,148	185,941
Accrued employee retirement pension	48,332	72,378
Change in fair value of warrant liabilities	251,770	-
Net operating loss carry-forwards	41,667	38,562
Total deferred tax assets	724,857	950,213
Valuation allowance	(41,667)	(79,062)
Total deferred tax assets, net	683,190	871,151
Deferred tax liabilities:
Change in fair value of warrant liabilities	-	(38,588)
Compensation receivable for consumption tax	(2,060,065)	(3,047,924)
Total deferred tax liabilities	(2,060,065)	(3,086,512)
Deferred tax liabilities, net	$(1,376,875)	$(2,215,361)

Schedule of Valuation Allowance	The Company’s movement of the valuation allowance were as follows:
	September 30, 2024	March 31, 2024
Beginning balance	$79,062	$597,777
Reduction	(37,762)	(430,385)
Disposal of a subsidiary	-	(82,732)
Foreign currency translation adjustments	367	(5,598)
Ending balance	$41,667	$79,062

Schedule of Taxes Payable	Taxes payable consisted of the following:
	September 30, 2024	March 31, 2024
Income tax payable	$2,235,629	$3,829,368
Additional consumption tax payable due to tax examination (1)	2,687,920	5,475,313
Consumption tax payable and others	34,557	52,801
Total taxes payable	$4,958,106	$9,357,482

(1)	Since January 2022, the Tokyo Regional Taxation Bureau had conducted a tax examination into the Company’s consumption tax filing for the period from July 2018 to December 2021, and the examination was completed in May 2023. As a result of the examination, the Company was required to return consumption tax refund amounting to approximately $28.3 million (approximately ¥3.8 billion) for export transactions that were determined not to meet the tax exemption requirements due to incomplete submission of relevant export documents. In addition, the additional tax for understatement and delinquent tax computed by the Company’s tax consultant amounted to approximately $6.1 million (approximately ¥0.8 billion). Therefore, as of March 31, 2023, the Company recorded a net consumption tax payable amounted to approximately $16.6 million (approximately ¥2.2 billion), after the deduction of refundable consumption tax amounted to approximately $12.9 million (approximately ¥1.7 billion) that was withheld by the Tokyo Regional Taxation Bureau due to this examination, as well as refundable income tax that arose from the payments of additional consumption tax amounted to approximately $4.9 million (approximately ¥0.7 billion). During the fiscal year ended March 31, 2024, the Company recorded additional consumption tax payable approximately $0.6 million (approximately ¥90.9 million) based on the final assessment by the Tokyo Regional Taxation Bureau. The Company made payments of the consumption tax payable by a monthly instalment of approximately $0.2 million (¥30.0 million), and the amount was also offset by the consumption tax receivable from the tax authorities for excess input consumption tax. The consumption tax payable was $2,687,920 and $5,475,313 as of September 30, 2024 and March 31, 2024, respectively.